Financial instruments - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (209)
Balance as of June 30	(3,815)
Contingent consideration payables [member]
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(162)	$ (113)
Additions	(135)	0
Accretion for passage of time	(9)	(10)
Adjustments for change in assumptions	13	0
Payments	0	0
Balance as of June 30	$ (293)	$ (123)